Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	45 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	48 years
Computers and software | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Computers and software | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	17 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	the shorter of lease terms or the estimated useful lives